Long-Term Debt - Schedule of Future Sinking Fund Payments and Debt Maturities (Details) $ in Millions	Dec. 31, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 1,479
2027	646
2028	869
2029	938
2030	517
Thereafter	$ 9,854